Income Taxes (Details 4) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Valuation Allowance	$ (2,871)	$ 0
INDIA
Deferred tax assets:
Property and equipment	541	271
Gratuity	605	479
Trade Payables
Compensated absences	612	660
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961	83
Net operating losses	1,245	30
Finance lease
Intangible assets under development	(5)	4
Provision for expenses	906	288
Operating lease liabilities	2,413	1,879
Others	2	76
Deferred tax asset before valuation allowance	6,402	3,687
Valuation Allowance
Deferred tax asset, net of valuation allowance	6,402	3,687
Deferred tax liabilities:
Investments	(192)	(139)
Property and equipment
Operating right-of-use assets	(2,306)	(1,784)
Unbilled Revenue
Others	(32)	(33)
Deferred tax liability	(2,530)	(1,956)
Net deferred tax asset (liability)	3,872	1,731
SINGAPORE
Deferred tax assets:
Property and equipment
Gratuity
Trade Payables	178
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses	2,597
Finance lease
Intangible assets under development
Provision for expenses		61
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	2,775	61
Valuation Allowance	(2,775)
Deferred tax asset, net of valuation allowance		61
Deferred tax liabilities:
Investments
Property and equipment
Operating right-of-use assets
Unbilled Revenue
Others
Deferred tax liability
Net deferred tax asset (liability)		61
UNITED STATES
Deferred tax assets:
Property and equipment
Gratuity
Trade Payables
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses
Finance lease
Intangible assets under development
Provision for expenses	58	37
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	58	37
Valuation Allowance
Deferred tax asset, net of valuation allowance	58	37
Deferred tax liabilities:
Investments
Property and equipment	(1)	(3)
Operating right-of-use assets
Unbilled Revenue
Others
Deferred tax liability	(1)	(3)
Net deferred tax asset (liability)	57	(34)
UNITED ARAB EMIRATES
Deferred tax assets:
Property and equipment
Gratuity
Trade Payables
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses	96
Finance lease
Intangible assets under development
Provision for expenses
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	96
Valuation Allowance	(96)
Deferred tax asset, net of valuation allowance
Deferred tax liabilities:
Investments
Property and equipment
Operating right-of-use assets
Unbilled Revenue
Others
Deferred tax liability
Net deferred tax asset (liability)
MEXICO
Deferred tax assets:
Property and equipment		1
Gratuity
Trade Payables
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses
Finance lease
Intangible assets under development
Provision for expenses	90	90
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	90	91
Valuation Allowance
Deferred tax asset, net of valuation allowance	90	91
Deferred tax liabilities:
Investments
Property and equipment	(3)
Operating right-of-use assets
Unbilled Revenue	(91)
Others		(76)
Deferred tax liability	(94)	(76)
Net deferred tax asset (liability)	$ (4)	$ 15